INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories are stated at the lower of cost or market, computed using the first-in, first-out method. Inventories consist of the following:

	December 31,
	2012	2011
Raw materials	$4,874	$732
Work in process	2,518	1,747
	$7,392	$2,479